EQUITY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 18, 2022	Nov. 16, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2022
Class of Stock [Line Items]
Common stock, shares authorized			1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value			$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Issued			455,500,000		445,500,000	44,550,000
Common Stock, Shares Outstanding			455,500,000		445,500,000	44,550,000
Preferred Stock, Shares Authorized					10,000,000	10,000,000
Preferred stock, par value					$ 0.001	$ 0.001
Preferred Stock, Shares Issued					0	0
Preferred Stock, Shares Outstanding					0	0
Stock-based compensation						$ 300,000
Fair market value						$ 300,000
Preferred Stock, Liquidation Preference Per Share						$ 0.001
Custodian Ventures [Member]
Class of Stock [Line Items]
Number of shares, issued		10,000,000
Due to related party		$ 7,457
Repayment of debt		50,734
Due to related party		$ 7,457
Meta Verse Investment Group [Member]
Class of Stock [Line Items]
Conversion of preferred stock, shares	10,000,000
Conversion of common stock, shares	400,950,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Issued			0		0	10,000,000
Preferred Stock, Shares Outstanding			0		0	10,000,000